Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1) (4) (6)	Average Summary Compensation Table Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (2) (4) (6)	Total Shareholder Return(5)	Peer Group Total Shareholder Return (5)	Net Income (Thousands)	Revenue (Thousands) (3)
2022	$5,440,036	$(620,324,699)	$7,722,649	$(4,257,881)	$172.56	$65.71	$53,385	$1,577,795
2021	$834,968,762	$1,201,214,676	$7,247,247	$9,887,245	$352.73	$199.65	$137,762	$1,196,467
2020	$15,956,860	$123,533,884	$4,614,376	$34,802,362	$308.31	$216.40	$242,317	$836,033

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	In all years presented, our CEO was Jeff Green.For the years 2022 and 2021, our NEOs included in the calculation of average CAP were Blake Grayson, David Pickles, Jay Grant and Michelle Hulst. For the year 2020, our NEOs included in the calculation of average CAP were Messrs. Grayson, Pickles, Grant, Brian Stempeck, our former Chief Strategy Officer, and Susan Vobejda, our former Chief Marketing Officer.
Peer Group Issuers, Footnote [Text Block]	Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (if applicable), and the difference between the stock price at the end and the beginning of the measurement period by the stock price at the beginning of the measurement period. For Peer Group TSR, the returns of each component company of this group are weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. For 2022, Peer Group TSR reflects the average cumulative total shareholder return of our peer group approved in July 2021 for the most recent preceding fiscal year, as described in “Compensation Discussion and Analysis” above, apart from Slack Technologies, Twitter and Zendesk which were no longer public companies as of the measurement date. For 2021, Peer Group TSR reflects the average cumulative total shareholder return of our peer group determined in October 2020 for 2021 compensation setting as disclosed in our 2022 Proxy Statement (to the extent the entities remained publicly traded companies as of the measurement date), including Alteryx, Coupa Software, CrowdStrike Holdings, Datadog, DocuSign, Dropbox, Fair Isaac, Guidewire Software, Hubspot, Ziff Davis (formerly J2 Global), LiveRamp Holdings, New Relic, Okta, Paycom Software, Paylocity Holding, RingCentral, Roku, Shopify, Snap, Splunk, Twilio, Twitter, Veeva Systems, Zendesk, Zoom Video and Zscaler. For 2020, Peer Group TSR reflects the average cumulative total shareholder return of our peer group determined in October 2019 for 2020 compensation setting as disclosed in our 2021 Proxy Statement (to the extent the entities remained publicly traded companies as of the measurement date), including Alteryx, Cornerstone OnDemand, DocuSign, Dropbox, Fair Isaac, GrubHub, Guidewire Software, Hubspot, Ziff Davis (formerly J2 Global), LiveRamp Holdings, New Relic, Okta, Paycom Software, Paylocity Holding, RealPage, RingCentral, Roku, Shopify, Snap, Splunk, Twilio and Zendesk. Changes in the peer group year to year are driven by our annual compensation setting process as described in “Compensation Discussion and Analysis.”
PEO Total Compensation Amount	$ 5,440,036	$ 834,968,762	$ 15,956,860
PEO Actually Paid Compensation Amount	$ (620,324,699)	1,201,214,676	123,533,884
Adjustment To PEO Compensation, Footnote [Text Block]	The following table details these adjustments.

Fiscal Year	NEO Category	Summary Compensation Table Total	Less: Summary Compensation Table Equity Awards	Add: Year-End Fair Value of Unvested Equity Awards Granted in the Year (7)	Add: Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years	Add: Vest-Date Fair Value of Equity Awards Granted and Vested in the Year (8)	Add: Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year	Less: Prior Year-End Fair Value of Equity Awards that Failed to Vest	CAP
2022	CEO	$5,440,036	$—	$—	$(609,383,966)	$—	$(16,380,769)	$—	$(620,324,699)
	Other NEOs	$7,722,649	$(6,087,184)	$2,903,890	$(4,719,144)	$804,015	$(3,780,444)	$(1,101,663)	$(4,257,881)
2021	CEO	$834,968,762	$(828,384,776)	$1,049,008,288	$8,124,815	$136,560,071	$937,516	$—	$1,201,214,676
	Other NEOs	$7,247,247	$(5,341,212)	$5,532,323	$1,611,926	$853,458	$(16,497)	$—	$9,887,245
2020	CEO	$15,956,860	$(12,921,345)	$33,871,114	$54,812,898	$3,473,898	$28,340,459	$—	$123,533,884
	Other NEOs	$4,614,376	$(3,219,530)	$7,688,467	$16,543,071	$694,170	$8,481,808	$—	$34,802,362
	2021 CAP to our CEO included $1,039,020,000 for the fair value of CEO Performance Option tranches granted during 2021 that were outstanding and unvested as of the end of 2021, valued as of December 31, 2021.(8)2021 CAP to our CEO included $135,023,000 for the vest-date fair value related to the first tranche of the CEO Performance Option that vested on December 10, 2021.
Non-PEO NEO Average Total Compensation Amount	$ 7,722,649	7,247,247	4,614,376
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,257,881)	9,887,245	34,802,362
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. CAP for our CEO and average CAP for our Other NEOs are calculated by taking the amount in the “Total” column of the Summary Compensation Table (the average amount for our Other NEOs): (a) less the grant-date fair value of equity granted during the year in the “2022 Summary Compensation Table”; (b) plus the year-end fair value of unvested equity awards granted during the covered year; (c) plus, for awards granted in prior years that are outstanding and unvested at the end of the covered year, the difference between the year-end fair value and the immediately prior year-end fair value; (d) plus, for awards that granted and vested during the covered year, the fair value as of the vesting date; (e) plus, for awards granted in prior years that vested during the covered year, the difference between the fair value as of the vesting date and the immediately prior year-end fair value; (f) less, the prior year-end fair value of awards granted in prior years that failed to meet their vesting requirements. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no CAP amounts included any dividends or other earnings paid on stock or option awards not otherwise reflected in the fair value of total compensation, as no such payments occurred during any of the years ended 2022, 2021, and 2020. The following table details these adjustments.

Fiscal Year	NEO Category	Summary Compensation Table Total	Less: Summary Compensation Table Equity Awards	Add: Year-End Fair Value of Unvested Equity Awards Granted in the Year (7)	Add: Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years	Add: Vest-Date Fair Value of Equity Awards Granted and Vested in the Year (8)	Add: Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Year	Less: Prior Year-End Fair Value of Equity Awards that Failed to Vest	CAP
2022	CEO	$5,440,036	$—	$—	$(609,383,966)	$—	$(16,380,769)	$—	$(620,324,699)
	Other NEOs	$7,722,649	$(6,087,184)	$2,903,890	$(4,719,144)	$804,015	$(3,780,444)	$(1,101,663)	$(4,257,881)
2021	CEO	$834,968,762	$(828,384,776)	$1,049,008,288	$8,124,815	$136,560,071	$937,516	$—	$1,201,214,676
	Other NEOs	$7,247,247	$(5,341,212)	$5,532,323	$1,611,926	$853,458	$(16,497)	$—	$9,887,245
2020	CEO	$15,956,860	$(12,921,345)	$33,871,114	$54,812,898	$3,473,898	$28,340,459	$—	$123,533,884
	Other NEOs	$4,614,376	$(3,219,530)	$7,688,467	$16,543,071	$694,170	$8,481,808	$—	$34,802,362

(7)2021 CAP to our CEO included $1,039,020,000 for the fair value of CEO Performance Option tranches granted during 2021 that were outstanding and unvested as of the end of 2021, valued as of December 31, 2021.
(8)2021 CAP to our CEO included $135,023,000 for the vest-date fair value related to the first tranche of the CEO Performance Option that vested on December 10, 2021.

Equity Valuation Assumption Difference, Footnote [Text Block]	Assumptions used in the valuation of equity awards for the table above were materially consistent with those used as of the grant date of the equity awards as described in “Compensation Discussion and Analysis” and in Notes 1 and 2 of the “2022 Summary Compensation Table.”
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
We believe the table below shows the alignment between CAP to our CEO and our performance, consistent with our compensation philosophy as described in our “Compensation Discussion and Analysis.” The following chart sets forth CAP to our CEO and TSR on the left axis and right axis, respectively, for the years ended December 31, 2020, 2021 and 2022. CAP is influenced by numerous factors, including but not limited to, the timing of new grant issuances and award vesting, share price volatility during the fiscal year, our mix of performance metrics and other factors.
The following chart sets forth average CAP to our Other NEOs and TSR on the left axis and right axis, respectively, for the years ended December 31, 2020, 2021 and 2022. Average CAP is influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth CAP to our CEO, net income and revenue on the left axis for the years ended December 31, 2020, 2021 and 2022.
The following chart sets forth average CAP to our Other NEOs and net income on the left axis, as well as revenue on the right axis, for the years ended December 31, 2020, 2021 and 2022.
	For a review of our financial performance measures, our process for setting executive compensation and how our executive compensation design reinforces our compensation philosophy, refer to “Compensation Discussion and Analysis.”
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth average CAP to our Other NEOs and net income on the left axis, as well as revenue on the right axis, for the years ended December 31, 2020, 2021 and 2022.
	For a review of our financial performance measures, our process for setting executive compensation and how our executive compensation design reinforces our compensation philosophy, refer to “Compensation Discussion and Analysis.”
Total Shareholder Return Vs Peer Group [Text Block]	The following chart sets forth company TSR and Peer Group TSR, as expressed in the value of an initial $100 investment, from 2020 to 2022:
Tabular List [Table Text Block]

Measure
Adjusted EBITDA (1)
Relative Peer TSR (2)
Revenue
TSR

Total Shareholder Return Amount	$ 172.56	352.73	308.31
Peer Group Total Shareholder Return Amount	65.71	199.65	216.40
Net Income (Loss)	$ 53,385,000	$ 137,762,000	$ 242,317,000
Company Selected Measure Amount	1,577,795,000	1,196,467,000	836,033,000
PEO Name	Jeff Green
Additional 402(v) Disclosure [Text Block]	Revenue represents the Company-Selected-Measure (“CSM”) as it is the next most important financial performance measure not otherwise required to be disclosed in the Pay Versus Performance Table. Refer to the Tabular List (as defined below) of financial performance measures. Revenue represents revenue as disclosed in our Annual Reports on Form 10-K filed with the SEC for the applicable fiscal years.For an explanation of our management's use of this measure and a reconciliation of net income to Adjusted EBITDA, see Appendix A to this Proxy Statement. Adjusted EBITDA is used for purposes of selecting the companies comprising our compensation peer groups.
(2)Relative Peer TSR, calculated as a percentile rank against the Nasdaq-100 Index as defined in the CEO Performance Option award agreement, determines the actual shares paid out on a vested tranche of the CEO Performance Option. Refer to “Compensation Discussion and Analysis - Individual Compensation Elements - Long Term Incentive Compensation - CEO Performance Option” for further information.
Our most important financial performance measure for linking CAP to our performance is TSR, as the majority of NEO compensation is equity compensation tied to the change in our stock price over time, particularly for the CEO Performance Option. These awards are an incentive for our executive officers, including our NEOs, to create value for our stockholders. This financial performance measure is required in the Pay Versus Performance Table above. The next most important financial performance measure is revenue, included in the Pay Versus Performance Table above. Revenue is a critical financial measure to our stockholders, and it is the key measure in our Short-Term Annual Cash Incentive Awards to provide financial incentives for us to meet or exceed the revenue targets.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Peer TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Adjustment, Equity Awards, Reported value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ (828,384,776)	$ (12,921,345)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	1,049,008,288	33,871,114
PEO [Member] | Change In Year End Value Of Prior Year Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(609,383,966)	8,124,815	54,812,898
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	136,560,071	3,473,898
PEO [Member] | Change In Fair Value Of Prior Year Awards, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(16,380,769)	937,516	28,340,459
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted During The Year, Performance Options, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		1,039,020,000
PEO [Member] | Equity Awards Granted During The Year, Performance Options, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		135,023,000
Non-PEO NEO [Member] | Adjustment, Equity Awards, Reported value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(6,087,184)	(5,341,212)	(3,219,530)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,903,890	5,532,323	7,688,467
Non-PEO NEO [Member] | Change In Year End Value Of Prior Year Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,719,144)	1,611,926	16,543,071
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	804,015	853,458	694,170
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Awards, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,780,444)	(16,497)	8,481,808
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (1,101,663)	$ 0	$ 0